Reconciliation of Income Tax Expense at the Statutory Rate to the Company's Actual Income Tax Expense (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Line Items]
Computed at the statutory rate (34%)									$ 1,215	$ 1,009
(Decrease) increase resulting from Tax exempt interest									(100)	(148)
Earnings on bank-owned life insurance - net									(157)	(472)
Other									(35)	(33)
Actual tax expense	$ 263	$ 296	$ 242	$ 122	$ 231	$ 7	$ 81	$ 37	$ 923	$ 356